OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Provision for environmental rehabilitation (note 27b)	$ 152	$ 67
Derivative liabilities (note 25f)	30	50
Share-based payments (note 34b)	17	53
Other	40	36
Other current liabilities	331	309
Pascua-Lama
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Deposit on agreement	7	26
Pueblo Viejo
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Deposit on agreement	$ 85	$ 77